DEFERRED REVENUES - Change in Deferred Revenue on Extension of Warranty (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Balance	€ 4,693
Balance	6,999	€ 4,693
Extension of Warranty
Balance	591	535
New extension of warranty	175	238
Recognition of revenue	(263)	(181)
Balance	€ 503	€ 591